Current Liabilities - Convertible note - Summary of convertible note explanatory (Detail) - AUD ($)	Jun. 30, 2026	Jun. 30, 2025
Disclosure of detailed information about borrowings [line items]
Current liabilities	$ 0	$ 1,104,878
Non-current liabilities	0	0
Total convertible note liabilities	$ 0	$ 1,104,878